Weighted-Average Assumptions Used to Determine Benefit Obligation (Detail) - Benefit Obligations	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	0.80%	1.25%
Rate of compensation increase	2.00%	2.00%
Pension increase assumption		0.25%